Fees Summary	Sep. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 216,630,000.00
Previously Paid Amount	0.00
Total Fee Amount	33,166.05
Total Offset Amount	24,586.72
Net Fee	$ 8,579.33